UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
West Loop Realty Fund
Class A/REIAX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the West Loop Realty Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
West Loop Realty Fund (Class A/REIAX)	$140	1.36%
Management’s Discussion of Fund Performance
Summary of Results
The Fund’s Class A class (REIAX) produced a total return of +5.73% net of all expenses and fees for the twelve month period ending December 31, 2024. In comparison, the Fund’s benchmark, the MSCI US REIT Index (RMZ) (the “benchmark”), produced a total return of +8.74% over the same period.
2024 Fund Performance Attribution
An overweight allocation and stock selection within the healthcare sector contributed to the relative performance of the Fund.  Stock selection within the sector was driven by the Fund’s investment in American Healthcare REIT (NYSE: AHR), a newly investable REIT after its February 2024 initial public offering.
An underweight allocation to the triple net sector contributed to the Fund’s performance.  Triple net has historically been highly correlated to interest rates due to the long term nature of its leases.  Thus, it comes as no surprise that the sector was among the bottom performers for the year.
Stock selection in the office sector contributed to the Fund’s relative performance.  Notably, Highwoods (NYSE: HIW) was a top three performer in the Fund for 2024 with a total return over +40%.
An overweight allocation to the cell tower sector detracted from relative performance.  Cell towers have been the worst performing for the past three years, after also underperforming in 2021 (though at least with positive performance).  Earnings expectations from the rollout of 5G have been slashed, and valuation multiples have been hit harder than most other sectors (including office!) as a result of higher interest rates.
An underweight allocation to the regional mall sector detracted from the Fund’s performance.  Mall traffic continued to surprise to the upside in 2024, and retailers responded in kind with strong leasing, further helped by a lack of supply.
An underweight allocation to the specialty sector detracted from the Fund’s relative performance.  The largest member of the Specialty sector is Iron Mountain (NYSE: IRM), which the Fund did not own.  After another strong year by IRM, the company’s earnings multiple is nearing the pure-play data center REITs despite having less than 20% of its revenues from data centers.
While December was a disappointing finish to the year, the high single digit total return in the face of higher interest rates showed that investors are gaining more confidence in the compelling offering of income and growth for REITs.  As usual, interest rates are the biggest risk to REIT valuations; however, we believe that low leverage and laddered maturities will minimize the effect on cash flow.  As such, we believe that REITs present an attractive risk reward opportunity to complement a diversified portfolio.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
West Loop Realty Fund (Class A/REIAX)[1]	-0.35%	2.34%	4.75%
West Loop Realty Fund (Class A/REIAX)—excluding sales load	5.73%	3.55%	5.37%
MSCI US REIT Index	8.74%	4.31%	5.66%
S&P 500 Index	25.02%	14.53%	13.10%
[1]	Maximum sales charge (load) of 5.75% of offering price.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://libertystreetfunds.com/west-loop-realty-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,377,807
Total number of portfolio holdings	27
Total advisory fees paid (net)	$14,068
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Equinix, Inc. - REIT	9.7%
Ventas, Inc. - REIT	6.4%
Prologis, Inc. - REIT	5.7%
Camden Property Trust - REIT	5.7%
Welltower, Inc. - REIT	4.9%
Digital Realty Trust, Inc. - REIT	4.9%
American Tower Corp. - REIT	4.7%
Public Storage, Inc. - REIT	4.6%
AvalonBay Communities, Inc. - REIT	4.5%
American Homes 4 Rent - REIT	4.4%
Asset Allocation
Industry Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

West Loop Realty Fund
Class C/REICX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the West Loop Realty Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
West Loop Realty Fund (Class C/REICX)	$216	2.11%
Management’s Discussion of Fund Performance
Summary of Results
The Fund’s Class C class (REICX) produced a total return of +5.03% net of all expenses and fees for the twelve month period ending December 31, 2024. In comparison, the Fund’s benchmark, the MSCI US REIT Index (RMZ) (the “benchmark”), produced a total return of +8.74% over the same period.
2024 Fund Performance Attribution
An overweight allocation and stock selection within the healthcare sector contributed to the relative performance of the Fund.  Stock selection within the sector was driven by the Fund’s investment in American Healthcare REIT (NYSE: AHR), a newly investable REIT after its February 2024 initial public offering.
An underweight allocation to the triple net sector contributed to the Fund’s performance.  Triple net has historically been highly correlated to interest rates due to the long term nature of its leases.  Thus, it comes as no surprise that the sector was among the bottom performers for the year.
Stock selection in the office sector contributed to the Fund’s relative performance.  Notably, Highwoods (NYSE: HIW) was a top three performer in the Fund for 2024 with a total return over +40%.
An overweight allocation to the cell tower sector detracted from relative performance.  Cell towers have been the worst performing for the past three years, after also underperforming in 2021 (though at least with positive performance).  Earnings expectations from the rollout of 5G have been slashed, and valuation multiples have been hit harder than most other sectors (including office!) as a result of higher interest rates.
An underweight allocation to the regional mall sector detracted from the Fund’s performance.  Mall traffic continued to surprise to the upside in 2024, and retailers responded in kind with strong leasing, further helped by a lack of supply.
An underweight allocation to the specialty sector detracted from the Fund’s relative performance.  The largest member of the Specialty sector is Iron Mountain (NYSE: IRM), which the Fund did not own.  After another strong year by IRM, the company’s earnings multiple is nearing the pure-play data center REITs despite having less than 20% of its revenues from data centers.
While December was a disappointing finish to the year, the high single digit total return in the face of higher interest rates showed that investors are gaining more confidence in the compelling offering of income and growth for REITs.  As usual, interest rates are the biggest risk to REIT valuations; however, we believe that low leverage and laddered maturities will minimize the effect on cash flow.  As such, we believe that REITs present an attractive risk reward opportunity to complement a diversified portfolio.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
West Loop Realty Fund (Class C/REICX)[1]	4.10%	2.79%	4.59%
West Loop Realty Fund (Class C/REICX)—excluding sales load	5.03%	2.79%	4.59%
MSCI US REIT Index	8.74%	4.31%	5.66%
S&P 500 Index	25.02%	14.53%	13.10%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://libertystreetfunds.com/west-loop-realty-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,377,807
Total number of portfolio holdings	27
Total advisory fees paid (net)	$14,068
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Equinix, Inc. - REIT	9.7%
Ventas, Inc. - REIT	6.4%
Prologis, Inc. - REIT	5.7%
Camden Property Trust - REIT	5.7%
Welltower, Inc. - REIT	4.9%
Digital Realty Trust, Inc. - REIT	4.9%
American Tower Corp. - REIT	4.7%
Public Storage, Inc. - REIT	4.6%
AvalonBay Communities, Inc. - REIT	4.5%
American Homes 4 Rent - REIT	4.4%
Asset Allocation
Industry Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

West Loop Realty Fund
Institutional Class/REIIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the West Loop Realty Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
West Loop Realty Fund (Institutional Class/REIIX)	$114	1.11%
Management’s Discussion of Fund Performance
Summary of Results
The Fund’s Institutional Class class (REIIX) produced a total return of +6.07% net of all expenses and fees for the twelve month period ending December 31, 2024. In comparison, the Fund’s benchmark, the MSCI US REIT Index (RMZ) (the “benchmark”), produced a total return of +8.74% over the same period.
2024 Fund Performance Attribution
An overweight allocation and stock selection within the healthcare sector contributed to the relative performance of the Fund.  Stock selection within the sector was driven by the Fund’s investment in American Healthcare REIT (NYSE: AHR), a newly investable REIT after its February 2024 initial public offering.
An underweight allocation to the triple net sector contributed to the Fund’s performance.  Triple net has historically been highly correlated to interest rates due to the long term nature of its leases.  Thus, it comes as no surprise that the sector was among the bottom performers for the year.
Stock selection in the office sector contributed to the Fund’s relative performance.  Notably, Highwoods (NYSE: HIW) was a top three performer in the Fund for 2024 with a total return over +40%.
An overweight allocation to the cell tower sector detracted from relative performance.  Cell towers have been the worst performing for the past three years, after also underperforming in 2021 (though at least with positive performance).  Earnings expectations from the rollout of 5G have been slashed, and valuation multiples have been hit harder than most other sectors (including office!) as a result of higher interest rates.
An underweight allocation to the regional mall sector detracted from the Fund’s performance.  Mall traffic continued to surprise to the upside in 2024, and retailers responded in kind with strong leasing, further helped by a lack of supply.
An underweight allocation to the specialty sector detracted from the Fund’s relative performance.  The largest member of the Specialty sector is Iron Mountain (NYSE: IRM), which the Fund did not own.  After another strong year by IRM, the company’s earnings multiple is nearing the pure-play data center REITs despite having less than 20% of its revenues from data centers.
While December was a disappointing finish to the year, the high single digit total return in the face of higher interest rates showed that investors are gaining more confidence in the compelling offering of income and growth for REITs.  As usual, interest rates are the biggest risk to REIT valuations; however, we believe that low leverage and laddered maturities will minimize the effect on cash flow.  As such, we believe that REITs present an attractive risk reward opportunity to complement a diversified portfolio.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
West Loop Realty Fund (Institutional Class/REIIX)	6.07%	3.83%	5.64%
MSCI US REIT Index	8.74%	4.31%	5.66%
S&P 500 Index	25.02%	14.53%	13.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://libertystreetfunds.com/west-loop-realty-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,377,807
Total number of portfolio holdings	27
Total advisory fees paid (net)	$14,068
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Equinix, Inc. - REIT	9.7%
Ventas, Inc. - REIT	6.4%
Prologis, Inc. - REIT	5.7%
Camden Property Trust - REIT	5.7%
Welltower, Inc. - REIT	4.9%
Digital Realty Trust, Inc. - REIT	4.9%
American Tower Corp. - REIT	4.7%
Public Storage, Inc. - REIT	4.6%
AvalonBay Communities, Inc. - REIT	4.5%
American Homes 4 Rent - REIT	4.4%
Asset Allocation
Industry Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/west-loop-realty-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-833-297-2587.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	West Loop Realty Fund	FYE 12/31/2024	FYE 12/31/2023
(a)	Audit Fees	$19,600	$19,150
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$2,900	$2,800
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

West Loop Realty Fund	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	West Loop Realty Fund	FYE 12/31/2024	FYE 12/31/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

West Loop Realty Fund

(Class A: REIAX)

(Class C: REICX)

(Institutional Class: REIIX)

ANNUAL FINANCIALS AND OTHER INFORMATION

December 31, 2024

West Loop Realty Fund

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights
Class A	6
Class C	7
Institutional Class	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	17
Supplemental Information	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the West Loop Realty Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

libertystreetfunds.com/west-loop-realty-fund/

West Loop Realty Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS — 99.1%
	REAL ESTATE — 99.1%
	REITS-CELL TOWERS — 12.2%
5,200	American Tower Corp. - REIT	$953,732
7,900	Crown Castle International Corp. - REIT	717,004
4,000	SBA Communications Corp. - REIT	815,200
		2,485,936
	REITS-DATA CENTERS — 14.6%
5,600	Digital Realty Trust, Inc. - REIT	993,048
2,100	Equinix, Inc. - REIT	1,980,069
		2,973,117
	REITS-HEALTH CARE — 19.6%
15,000	American Healthcare REIT, Inc. - REIT	426,300
42,000	Healthcare Realty Trust, Inc. - REIT	711,900
22,500	Sila Realty Trust, Inc.	547,200
22,000	Ventas, Inc. - REIT	1,295,580
8,000	Welltower, Inc. - REIT	1,008,240
		3,989,220
	REITS-INDUSTRIAL — 10.5%
35,000	Americold Realty Trust - REIT	749,000
11,000	Prologis, Inc. - REIT	1,162,700
6,000	Rexford Industrial Realty, Inc. - REIT	231,960
		2,143,660
	REITS-NET LEASE — 4.4%
12,000	NNN REIT, Inc.	490,200
14,000	VICI Properties, Inc. - REIT	408,940
		899,140
	REITS-OFFICE PROPERTY — 3.5%
4,200	Alexandria Real Estate Equities, Inc.	409,710
10,000	Highwoods Properties, Inc.	305,800
		715,510
	REITS-RESIDENTIAL — 22.1%
24,000	American Homes 4 Rent - REIT	898,080
4,200	AvalonBay Communities, Inc. - REIT	923,874
10,000	Camden Property Trust - REIT	1,160,400
22,625	Invitation Homes, Inc. - REIT	723,321

West Loop Realty Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REITS-RESIDENTIAL (Continued)
6,500	Sun Communities, Inc. - REIT	$799,305
		4,504,980
	REITS-SHOPPING CENTERS — 5.7%
26,000	Brixmor Property Group Inc.	723,840
14,900	InvenTrust Properties Corp. - REIT	448,937
		1,172,777
	REITS-STORAGE — 6.5%
2,500	Extra Space Storage, Inc. - REIT	374,000
3,150	Public Storage, Inc. - REIT	943,236
		1,317,236
	TOTAL COMMON STOCKS
	(Cost $15,021,494)	20,201,576

Principal Amount
	SHORT-TERM INVESTMENTS — 0.5%
$100,769	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[1]	100,769
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $100,769)	100,769
	TOTAL INVESTMENTS — 99.6%
	(Cost $15,122,263)	20,302,345
	Other Assets in Excess of Liabilities — 0.4%	75,462
	TOTAL NET ASSETS — 100.0%	$20,377,807

REIT – Real Estate Investment Trusts

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

West Loop Realty Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2024

Assets:
Investments, at value (cost $15,122,263)	$20,302,345
Receivables:
Dividends and interest	86,397
Due from Advisor	633
Prepaid expenses	34,245
Total assets	20,423,620

Liabilities:
Payables:
Fund shares redeemed	14
Distribution fees - Class A & Class C (Note 6)	1,014
Fund services fees	2,022
Trustees' deferred compensation (Note 3)	19,912
Auditing fees	18,952
Chief Compliance Officer fees	924
Trustees' fees and expenses	308
Accrued other expenses	2,667
Total liabilities	45,813
Commitments and contingencies (Note 3)
Net Assets	$20,377,807

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$14,849,889
Total distributable earnings (accumulated deficit)	5,527,918
Net Assets	$20,377,807

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$3,843,674
Shares of beneficial interest issued and outstanding	311,413
Redemption price	$12.34
Maximum sales charge (5.75% of offering price)	0.75
Maximum offering price to public	$13.09

Class C Shares:
Net assets applicable to shares outstanding	$625,475
Shares of beneficial interest issued and outstanding	50,955
Redemption price	$12.28
Maximum sales charge (1.00% of offering price)	0.12
Maximum offering price to public	$12.40

Institutional Class Shares:
Net assets applicable to shares outstanding	$15,908,658
Shares of beneficial interest issued and outstanding	1,286,145
Redemption price	$12.37

See accompanying Notes to Financial Statements.

West Loop Realty Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

Investment income:
Dividends	$614,964
Interest	4,183
Total investment income	619,147

Expenses:
Advisory fees	188,192
Shareholder servicing fees (Note 7)	19,940
Distribution fees - Class A (Note 6)	9,579
Distribution fees - Class C (Note 6)	9,624
Fund services fees	62,649
Registration fees	48,268
Chief Compliance Officer fees	21,590
Auditing fees	20,752
Legal fees	17,607
Trustees' fees and expenses	14,302
Shareholder reporting fees	11,222
Miscellaneous	7,003
Insurance fees	6,143
Tax expense	1,233
Interest expense	747
Total expenses	438,851
Advisory fees recovered (waived)	(174,124)
Net expenses	264,727
Net investment income (loss)	354,420

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on investments	2,044,787
Net change in unrealized appreciation/depreciation on investments	(1,210,063)
Net realized and unrealized gain (loss)	834,724

Net Increase (Decrease) in Net Assets from Operations	$1,189,144

See accompanying Notes to Financial Statements.

West Loop Realty Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$354,420	$411,296
Net realized gain (loss) on investments	2,044,787	829,302
Net change in unrealized appreciation/depreciation on investments	(1,210,063)	1,818,159
Net increase (decrease) in net assets resulting from operations	1,189,144	3,058,757
Distributions to Shareholders:
Distributions:
Class A	(465,221)	(88,061)
Class C	(74,009)	(16,601)
Institutional Class	(2,023,692)	(467,366)
Total distributions to shareholders	(2,562,922)	(572,028)
Capital Transactions:
Net proceeds from shares sold:
Class A	312,817	234,369
Institutional Class	2,027,076	963,893
Reinvestment of distributions:
Class A	463,798	86,987
Class C	73,988	16,452
Institutional Class	1,998,686	447,989
Cost of shares redeemed:
Class A	(757,488)	(583,715)
Class C	(522,249)	(411,164)
Institutional Class	(5,616,278)	(6,500,790)
Net increase (decrease) in net assets from capital transactions	(2,019,650)	(5,745,979)
Total increase (decrease) in net assets	(3,393,428)	(3,259,250)
Net Assets:
Beginning of period	23,771,235	27,030,485
End of period	$20,377,807	$23,771,235
Capital Share Transactions:
Shares sold:
Class A	21,166	18,271
Institutional Class	145,943	77,916
Shares reinvested:
Class A	37,522	6,921
Class C	6,037	1,305
Institutional Class	161,220	35,714
Shares redeemed:
Class A	(58,884)	(47,147)
Class C	(36,490)	(33,362)
Institutional Class	(418,793)	(520,710)
Net increase (decrease) in capital share transactions	(142,279)	(461,092)

See accompanying Notes to Financial Statements.

West Loop Realty Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.26	$11.99	$18.16	$14.06	$14.96
Income from Investment Operations:
Net investment income (loss)[1]	0.19	0.18	0.16	0.10	0.14
Net realized and unrealized gain (loss)	0.55	1.36	(4.92)	5.41	(0.63)
Total from investment operations	0.74	1.54	(4.76)	5.51	(0.49)

Less Distributions:
From net investment income	(0.21)	(0.20)	(0.15)	(0.13)	(0.19)
From net realized gain	(1.45)	(0.07)	(1.26)	(1.28)	(0.22)
Total distributions	(1.66)	(0.27)	(1.41)	(1.41)	(0.41)

Net asset value, end of period	$12.34	$13.26	$11.99	$18.16	$14.06

Total return[2]	5.73%	13.05%	(26.15)%	39.41%	(3.25)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,844	$4,131	$3,999	$6,777	$5,213

Ratio of expenses to average net assets (including tax and interest expense):
Before fees waived and expenses absorbed/recovered	2.15%[3]	2.04%	1.85%	1.68%	1.61%
After fees waived and expenses absorbed/recovered	1.36%[3]	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (including tax and interest expense):
Before fees waived and expenses absorbed/recovered	0.65%	0.78%	0.53%	0.30%	0.76%
After fees waived and expenses absorbed/recovered	1.44%	1.47%	1.03%	0.63%	1.02%
Portfolio turnover rate	26%	41%	36%	31%	39%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. If these sales charges were included total returns would be lower.
[3]	If tax and interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2024.

See accompanying Notes to Financial Statements.

West Loop Realty Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.18	$11.92	$18.05	$14.01	$14.90
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.09	0.04	(0.02)	0.04
Net realized and unrealized gain (loss)	0.56	1.35	(4.87)	5.37	(0.63)
Total from investment operations	0.65	1.44	(4.83)	5.35	(0.59)

Less Distributions:
From net investment income	(0.10)	(0.11)	(0.04)	(0.03)	(0.08)
From net realized gain	(1.45)	(0.07)	(1.26)	(1.28)	(0.22)
Total distributions	(1.55)	(0.18)	(1.30)	(1.31)	(0.30)

Net asset value, end of period	$12.28	$13.18	$11.92	$18.05	$14.01

Total return[2]	5.03%	12.17%	(26.67)%	38.30%	(3.94)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$625	$1,073	$1,352	$2,155	$1,799

Ratio of expenses to average net assets (including tax and interest expense):
Before fees waived and expenses absorbed/recovered	2.90%[3]	2.79%	2.60%	2.43%	2.36%
After fees waived and expenses absorbed/recovered	2.11%[3]	2.10%	2.10%	2.10%	2.10%
Ratio of net investment income (loss) to average net assets (including tax and interest expense):
Before fees waived and expenses absorbed/recovered	(0.10)%	0.03%	(0.22)%	(0.45)%	0.01%
After fees waived and expenses absorbed/recovered	0.69%	0.72%	0.28%	(0.12)%	0.27%
Portfolio turnover rate	26%	41%	36%	31%	39%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	If tax and interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2024.

See accompanying Notes to Financial Statements.

West Loop Realty Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.28	$12.01	$18.19	$14.08	$14.97
Income from Investment Operations:
Net investment income (loss) [1]	0.23	0.21	0.20	0.15	0.18
Net realized and unrealized gain (loss)	0.56	1.37	(4.93)	5.40	(0.64)
Net increase from payments by affiliates	-	-	-	-	0.01
Total from investment operations	0.79	1.58	(4.73)	5.55	(0.45)

Less Distributions:
From net investment income	(0.25)	(0.24)	(0.19)	(0.16)	(0.22)
From net realized gain	(1.45)	(0.07)	(1.26)	(1.28)	(0.22)
Total distributions	(1.70)	(0.31)	(1.45)	(1.44)	(0.44)

Net asset value, end of period	$12.37	$13.28	$12.01	$18.19	$14.08

Total return[2]	6.07%	13.31%	(25.96)%	39.71%	(2.92)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,909	$18,567	$21,679	$37,270	$27,493

Ratio of expenses to average net assets (including tax and interest expense):
Before fees waived and expenses absorbed/recovered	1.90%[4]	1.79%	1.60%	1.43%	1.36%
After fees waived and expenses absorbed/recovered	1.11%[4]	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets (including tax and interest expense):
Before fees waived and expenses absorbed/recovered	0.90%	1.03%	0.78%	0.55%	1.01%
After fees waived and expenses absorbed/recovered	1.69%	1.72%	1.28%	0.88%	1.27%
Portfolio turnover rate	26%	41%	36%	31%	39%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	The Advisor and UMBFS reimbursed the Fund $17,640 for losses from a trade error. The payment had a impact of 0.07% to the total return.
[4]	If tax and interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2024.

See accompanying Notes to Financial Statements.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1 – Organization

West Loop Realty Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to September 30, 2014, the Fund was known as Chilton Realty Income and Growth Fund. The Fund seeks to achieve current income and long-term growth of capital. The Fund commenced investment operations on December 31, 2013, with three classes of shares, Class A, Class C, and Institutional Class. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, "Financial Services - Investment Companies", Topic 946 (ASC 946).

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024

(b) Real Estate Market Risk

The Fund concentrates investment of its assets in the real estate industry. Therefore, investment in the Fund will be closely linked to the performance of the real estate markets and will be susceptible to adverse economic, legal, regulatory, employment, cultural or technological developments in the industry.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

FASB Accounting Standard Codification, "Accounting for Uncertainty in Income Taxes", Topic 740 (ASC 740) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2024, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024

(e) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividend income from real estate investment trusts (“REITs”) may be classified as dividend, capital gains, and/or return of capital. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.85% of the Fund’s average daily net assets. The Advisor engages Chilton Capital Management LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses of short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.35%, 2.10%, and 1.10% of the average daily net assets of the Class A Shares, Class C Shares, and Institutional Class Shares, respectively. This agreement is in effect until April 30, 2025, and may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended December 31, 2024, the Advisor waived a portion of its advisory fees totaling $174,124. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2024, the amount of these potentially recoverable expenses was $520,812. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of these amounts no later than December 31 of the years stated below:

2025	174,166
2026	172,522
2027	174,124
Total	$520,812

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024

UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2024, are reported on the Statement of Operations as Fund services fees.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended December 31, 2024, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the year ended December 31, 2024, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$15,137,081

Gross unrealized appreciation	$5,508,120
Gross unrealized depreciation	(342,856)
Net unrealized appreciation (depreciation) on investments	$5,165,264

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, permanent differences in book and tax accounting have been reclassified to Capital and Total distributable income (loss) as follows:

Increase (Decrease)

Paid-in Capital	Total Distributable Investment Income (Loss)
$(892)	$892

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$57,067
Undistributed long-term capital gains	325,499
Tax accumulated earnings	382,566

Unrealized Deferred Compensation	(19,912)
Accumulated capital and other losses	-
Unrealized appreciation (depreciation) on investments	5,165,264
Total accumulated earnings (deficit)	$5,527,918

The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

Distribution paid from:	2024	2023
Ordinary income	$513,989	$409,649
Net long-term capital gains	2,048,933	162,379
Total distributions paid	$2,562,922	$572,028

Note 5 – Investment Transactions

For the year ended December 31, 2024, purchases and sales of investments, excluding short-term investments, were $5,717,767 and $9,660,716, respectively.

Note 6 –Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024

For the year ended December 31, 2024, distribution fees incurred are disclosed on the Statement of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor.  The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the “Plan”) to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended December 31, 2024, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, "Fair Value Measurement and Disclosures", Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$20,201,576	$-	$-	$20,201,576
Short-Term Investments	100,769	-	-	100,769
Total Investments	$20,302,345	$-	$-	$20,302,345

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2024

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of West Loop Realty Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of West Loop Realty Fund (the “Fund”), a series of Investment Managers Series Trust (the “Trust”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 28, 2025

West Loop Realty Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

Long-Term Capital Gain Designation

For the year ended December 31, 2024, the Fund designates $2,048,933 as long-term capital gain distributions.

Corporate Dividends Received Deduction

For the year ended December 31, 2024, 0% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as dividends received deduction available to corporate shareholders.

Qualified Dividend Income

For the year ended December 31, 2024, 1.48% of dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as qualified dividend income.

For the year ended December 31, 2024, the Fund designates income dividends of 98.52% as Section 199A dividends as defined in Proposed Treasury Regulation 1.199A-3(d).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Insert 15c report, if applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/10/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/10/2025